Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill.
Goodwill

(15) Goodwill

	2019	2018	2017
Balances at beginning of the year	$1,631,771	1,631,094	484,877
Business combinations (Note 4)	—	—	1,042,163
Foreign currency effects	(52,777)	677	104,054
Balances at end of year	$1,578,994	1,631,771	1,631,094

The recoverable amount of the cash-generating unit is determined based on a calculation of its value in use, which uses projections of the estimated cash flows based on financial budgets approved by management for a determined projection period, which are discounted using an annual discount rate.

Projections of the cash flows during the budgeted period are based on sales projections which include increases due to inflation, as well as the projection of expected gross margins and operating margins during the budgeted period. Cash flows that exceed such period are extrapolated using an annual stable growth rate, which is the long-term weighted average growth rate for the market in which the cash-generating unit operates.

The assumptions and balances of each cash-generating unit are as follows:

2019
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.84%	3.00%
Campi	88,015	5	12.84%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	62,647	5	5.22%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	105,780	5	5.22%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,109,719	5	5.22%	0.00%
	$1,578,994

2018
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	13.17%	3.00%
Campi	88,015	5	13.17%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	65,233	5	5.87%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	110,147	5	5.87%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,155,543	5	5.87%	0.00%
	$1,631,771

2017
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.52%	3.00%
Campi	88,015	5	12.52%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	65,200	5	6.14%	0.00%
Ok Farms- Morris Hatchery Inc. Georgia	110,091	5	6.14%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,154,955	5	6.14%	0.00%
	$1,631,094